Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Allowances for doubtful accounts
Allowances for doubtful accounts
Balance, December 31, 2012	$3,503
- Recoveries	(1,374)
- Additions	493
Balance, December 31, 2013	2,622
- Recoveries	(599)
- Additions	3,828
Balance, December 31, 2014	5,851
- Recoveries	(662)
- Additions	2,089
Balance, December 31, 2015	$7,278